Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	Mar. 31, 2023
Land use right [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	50 years
Licensed software [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	5 years
Licensed software [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	10 years
Trademark [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	10 years
Customer relationship [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	5 years
Proprietary technology [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	5 years